Income Taxes (Summary Of Reconciliation Between The Actual Income Tax Expense (Benefit) And The 'Expected' Amount Computed Using Applicable Statutory Federal Income Tax Rate) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
"Expected" federal income tax expense									$ 61,525	$ 50,698	$ 43,808
State tax, net									2,567	3,304	2,322
Bank owned life insurance									(1,014)	(972)	(1,098)
Expiration of loss carryforward									645	2	36
Change in valuation allowance for federal deferred tax assets									(645)	(2)	(36)
ESOP fair market value adjustment									538	295	189
Non-deductible compensation									411	454	566
Non-deductible acquisition related expenses									297	866	0
Expiration of stock options									0	1,267	0
Other									(569)	171	494
Total income tax expense (benefit)	$ 17,089	$ 16,053	$ 15,524	$ 15,089	$ 14,159	$ 15,936	$ 14,292	$ 11,696	$ 63,755	$ 56,083	$ 46,281